Expense Example {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 1-59 - Franklin Large Cap Growth VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037